Goodwill and Intangible Assets, Net (Schedule of components of other intangible assets by major classes) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortizable intangible assets:
Gross Carrying Amount		$ 1,101	$ 1,336
Accumulated Amortization		(927)	(937)
Net Carrying Value		174	399
Indefinite-lived intangible assets:
Carrying Amount		2,818	2,839
Total Other intangible assets
Gross Carrying Amount		3,919	4,175
Accumulated Amortization		(927)	(937)
Net Carrying Value	$ 2,969	2,992	3,238
Trade name
Indefinite-lived intangible assets:
Carrying Amount		2,794	2,814
Other
Indefinite-lived intangible assets:
Carrying Amount		24	25
Customer-related
Amortizable intangible assets:
Gross Carrying Amount		268	333
Accumulated Amortization		(268)	(313)
Net Carrying Value		0	20
Total Other intangible assets
Accumulated Amortization		(268)	(313)
Concession rights
Amortizable intangible assets:
Gross Carrying Amount		414	414
Accumulated Amortization		(371)	(324)
Net Carrying Value		43	90
Total Other intangible assets
Accumulated Amortization		(371)	(324)
Technology-related intangibles
Amortizable intangible assets:
Gross Carrying Amount		359	515
Accumulated Amortization		(232)	(236)
Net Carrying Value		127	279
Total Other intangible assets
Accumulated Amortization		(232)	(236)
Other
Amortizable intangible assets:
Gross Carrying Amount		60	74
Accumulated Amortization		(56)	(64)
Net Carrying Value		4	10
Total Other intangible assets
Accumulated Amortization		$ (56)	$ (64)